UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21033

        Nuveen Connecticut Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples - 3.0% (2.0% of Total Investments)
$790	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$815,952
	2002, 5.375%, 5/15/33
250	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%,	5/11 at 100.00	Baa3	257,430
	5/15/41

	Education and Civic Organizations - 34.9% (23.9% of Total Investments)
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven,	7/06 at 102.00	BBB-	515,095
	Series 1996D, 6.700%, 7/01/26
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hopkins School, Series	7/08 at 101.00	AAA	525,125
	1998A, 5.000%, 7/01/20 - AMBAC Insured
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/08 at 102.00	AAA	264,830
	Series 1998H, 5.000%, 7/01/23 - MBIA Insured
165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, State University System,	11/07 at 101.00	AAA	174,093
	Series 1997B, 5.250%, 11/01/17 - AMBAC Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	No Opt. Call	AAA	555,665
	University System, Series 2003F, 5.000%, 11/01/13 - FSA Insured
215	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D,	1/15 at 100.00	Aaa	238,042
	5.000%, 7/01/15 - MBIA Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2	1,607,295
	Series 2001D, 5.250%, 7/01/31
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series	3/11 at 101.00	AAA	1,053,520
	2001B, 5.000%, 3/01/32 - FSA Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford,
	Series 2002E:
590	5.500%, 7/01/22 - RAAI Insured	7/12 at 101.00	AA	654,959
1,000	5.250%, 7/01/32 - RAAI Insured	7/12 at 101.00	AA	1,064,070
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	2,420,123
	University System, Series 2002D-2, 5.000%, 11/01/21 - FSA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/09 at 100.00	AAA	1,055,200
	2002W, 5.125%, 7/01/27
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/22 -	11/12 at 101.00	AAA	552,435
	FGIC Insured
1,230	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/19	4/12 at 100.00	AA	1,359,568
500	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/13 - MBIA Insured	No Opt. Call	AAA	552,895

	Healthcare - 5.9% (4.0% of Total Investments)
25	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series	7/09 at 101.00	Aaa	26,622
	1999G, 5.000%, 7/01/18 - MBIA Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health
	Network, Series 2000A:
150	6.125%, 7/01/20 - RAAI Insured	7/10 at 101.00	AA	166,895

200	6.000%, 7/01/25 - RAAI Insured	7/10 at 101.00	AA	221,430
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and	7/12 at 101.00	AA	1,056,980
	Medical Center, Series 2002D, 5.000%, 7/01/22 - RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series
	2005 B:
300	5.000%, 7/01/20 - RAAI Insured	7/15 at 100.00	Aa3	321,153
300	5.000%, 7/01/23 - RAAI Insured	7/15 at 100.00	Aa3	319,902

	Housing/Multifamily - 1.4% (1.0% of Total Investments)
500	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments,	No Opt. Call	BBB+	514,750
	Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Industrials - 2.9% (2.0% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern	12/11 at 102.00	Baa2	1,038,860
	Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care - 3.2% (2.2% of Total Investments)
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families and	7/12 at 101.00	AAA	487,184
	Children Inc., Series 2002A, 5.000%, 7/01/19 - AMBAC Insured
325	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church	4/07 at 102.00	BBB-	337,347
	Homes Inc. - Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
320	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist	12/11 at 102.00	BBB+	343,226
	Home Inc., Series 2003, 5.750%, 12/01/23

	Tax Obligation/General - 32.0% (22.0% of Total Investments)
875	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 - MBIA Insured	No Opt. Call	AAA	985,390
1,500	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/12	No Opt. Call	AA	1,700,520
	Farmington, Connecticut, General Obligation Bonds, Series 2002:
1,000	5.000%, 9/15/20	9/12 at 101.00	Aa1	1,092,170
1,450	5.000%, 9/15/21	9/12 at 101.00	Aa1	1,580,921
400	Hartford, Connecticut, General Obligation Bonds, Series 2004, 5.500%, 8/15/11 - MBIA Insured	No Opt. Call	AAA	448,324
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 - FSA Insured	8/15 at 100.00	AAA	393,073
240	4.375%, 8/01/24 - FSA Insured	8/15 at 100.00	AAA	244,248
1,305	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2002, 5.000%,	4/12 at 101.00	AA+	1,418,953
	4/01/22
	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation Bonds,
	Series 2002:
1,390	5.000%, 5/01/20 - FSA Insured	5/11 at 101.00	Aaa	1,498,156
1,535	5.000%, 5/01/22 - FSA Insured	5/11 at 101.00	Aaa	1,654,438
500	Waterbury, Connecticut, General Obligation Bonds, Series 2004B, 5.000%, 4/01/13 - FSA Insured	No Opt. Call	AAA	550,610

	Tax Obligation/Limited - 8.4% (5.8% of Total Investments)
1,625	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	1,796,194
	5.375%, 7/01/20 - FSA Insured
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001B,	10/11 at 100.00	AAA	552,685
	5.375%, 10/01/13 - FSA Insured
625	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	682,838

	Transportation - 6.2% (4.2% of Total Investments)
1,950	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%,	No Opt. Call	AAA	2,235,012
	12/01/15 - AMBAC Insured

	U.S. Guaranteed *** - 28.1% (19.3% of Total Investments)
1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/18 (Pre-refunded to	8/11 at 100.00	AAA	1,107,640
	8/15/11) - FGIC Insured
1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19 (Pre-refunded to 4/15/12)	4/12 at 100.00	AA***	1,118,890
2,105	Fairfield, Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/01/16 (Pre-refunded to	4/12 at 100.00	AAA	2,300,155
	4/01/12)
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,000	5.500%, 10/01/32	10/10 at 101.00	AAA	1,103,450
2,000	5.500%, 10/01/40	10/10 at 101.00	AAA	2,201,980
1,605	Stamford, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/16 (Pre-refunded to	8/12 at 100.00	AAA	1,768,084
	8/15/12)
500	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded to	4/12 at 100.00	AAA	559,200
	4/01/12) - FSA Insured

	Utilities - 6.6% (4.6% of Total Investments)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	Baa1	543,660
	Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
	Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	BBB	255,000
510	5.500%, 1/01/20 (Alternative Minimum Tax)	1/06 at 100.00	BBB	511,020
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	1,085,600
	Insured

	Water and Sewer - 13.1% (9.0% of Total Investments)
785	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	861,459
1,000	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	1,103,910
70	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company,	9/06 at 102.00	AAA	73,324
	Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
500	5.000%, 11/15/16 - MBIA Insured	11/15 at 100.00	AAA	555,930
240	5.000%, 11/15/30 - MBIA Insured	11/15 at 100.00	AAA	258,578
320	5.000%, 11/15/35 - MBIA Insured	11/15 at 100.00	AAA	343,664
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series
	2003A:
750	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	815,340
660	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	702,770

$48,360	Total Long-Term Investments (cost $49,388,139) - 145.7%			52,603,832

	Other Assets Less Liabilities - 2.8%			1,004,943

	Preferred Shares, at Liquidation Value - (48.5)%			(17,500,000)

	Net Assets Applicable to Common Shares - 100%			$36,108,775

Forward Swap Contracts outstanding at August 31, 2005:
Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated June 21, 2005, to pay
semi-annually the notional amount multiplied by 4.833% (annualized)
and receive quarterly the notional amount multiplied by the

three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).	$200,000	2/09/06	2/09/36	$(3,557)

Agreement with Citigroup dated June 30, 2005, to pay semi-
annually the notional amount multiplied by 4.699% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	200,000	2/27/06	2/27/26	(628)

				$(4,185)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities which ensures the timely payment of principal and interest.
Such securities are normally considered to be equivalent to AAA rated securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $49,554,495.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$3,277,491
Depreciation	(228,154)

Net unrealized appreciation of investments	$3,049,337

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.